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                                                                   April 2, 2015


                      PIONEER LONG/SHORT GLOBAL BOND FUND


             IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY


SUPPLEMENT TO THE PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT
            OF ADDITIONAL INFORMATION, EACH DATED DECEMBER 31, 2014

The Board of Trustees of Pioneer Long/Short Global Bond Fund has approved changing the fund's name to Pioneer Long/Short Bond Fund. In addition, the fund's current policy normally to invest at least 40% of its net assets in securities of issuers located outside of the United States has been eliminated. The changes are effective as of June 1, 2015.

Effective June 1, 2015, each reference to the fund's policy to invest at least 40% of its net assets in securities of issuers located outside of the United States is deleted.




















                                                                   28512-00-0415
                                 (Copyright)2015 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC